Short-Term Bank Loans (Details) $ in Thousands																																																																																							1 Months Ended													12 Months Ended
	Feb. 29, 2024 USD ($)	Dec. 07, 2023 USD ($)	Nov. 20, 2023 USD ($)	Nov. 20, 2023 CNY (¥)	Nov. 14, 2023 USD ($)	Nov. 14, 2023 CNY (¥)	Jul. 07, 2023 USD ($)	Jul. 07, 2023 CNY (¥)	Jun. 21, 2023 USD ($)	Jun. 21, 2023 CNY (¥)	Jun. 19, 2023 USD ($)	Jun. 19, 2023 CNY (¥)	Jun. 13, 2023 USD ($)	Jun. 13, 2023 CNY (¥)	Jun. 09, 2023 USD ($)	Jun. 09, 2023 CNY (¥)	Jun. 05, 2023 USD ($)	Jun. 05, 2023 CNY (¥)	May 09, 2023 USD ($)	May 09, 2023 CNY (¥)	May 04, 2023 USD ($)	May 04, 2023 CNY (¥)	Apr. 24, 2023 USD ($)	Apr. 24, 2023 CNY (¥)	Apr. 15, 2023 USD ($)	Apr. 15, 2023 CNY (¥)	Mar. 21, 2023 USD ($)	Mar. 21, 2023 CNY (¥)	Mar. 15, 2023 USD ($)	Mar. 15, 2023 CNY (¥)	Feb. 17, 2023 USD ($)	Feb. 17, 2023 CNY (¥)	Jan. 09, 2023 USD ($)	Jan. 09, 2023 CNY (¥)	Jan. 09, 2023 USD ($)	Jan. 09, 2023 CNY (¥)	Dec. 21, 2022 USD ($)	Dec. 21, 2022 CNY (¥)	Dec. 16, 2022 USD ($)	Dec. 16, 2022 CNY (¥)	Dec. 15, 2022 USD ($)	Dec. 15, 2022 CNY (¥)	Jul. 18, 2022 USD ($)	Jul. 18, 2022 CNY (¥)	Jul. 14, 2022 USD ($)	Jul. 14, 2022 CNY (¥)	Jul. 14, 2022 USD ($)	Jul. 14, 2022 CNY (¥)	Jul. 07, 2022 USD ($)	Jul. 07, 2022 CNY (¥)	Jul. 07, 2022 USD ($)	Jul. 07, 2022 CNY (¥)	Jun. 15, 2022 USD ($)	Jun. 15, 2022 CNY (¥)	Jun. 13, 2022 USD ($)	Jun. 13, 2022 CNY (¥)	Jun. 07, 2022 USD ($)	Jun. 07, 2022 CNY (¥)	May 18, 2022 USD ($)	May 18, 2022 CNY (¥)	Mar. 21, 2022 USD ($)	Mar. 21, 2022 CNY (¥)	Mar. 17, 2022 USD ($)	Mar. 17, 2022 CNY (¥)	Feb. 28, 2022 USD ($)	Feb. 28, 2022 CNY (¥)	Jan. 28, 2022 USD ($)	Jan. 28, 2022 CNY (¥)	Jan. 21, 2022 USD ($)	Jan. 21, 2022 CNY (¥)	Jan. 14, 2022 USD ($)	Jan. 14, 2022 CNY (¥)	Dec. 14, 2021 USD ($)	Dec. 14, 2021 CNY (¥)	Sep. 07, 2021 USD ($)	Sep. 07, 2021 CNY (¥)	Aug. 26, 2021 USD ($)	Aug. 26, 2021 CNY (¥)	Aug. 11, 2021 USD ($)	Aug. 11, 2021 CNY (¥)	Aug. 03, 2021 USD ($)	Aug. 03, 2021 CNY (¥)	Mar. 12, 2021 USD ($)	Mar. 12, 2021 CNY (¥)	Mar. 10, 2021 USD ($)	Mar. 10, 2021 CNY (¥)	Jun. 23, 2022 USD ($)	Jun. 23, 2022 CNY (¥)	May 26, 2022 USD ($)	May 26, 2022 CNY (¥)	Apr. 15, 2022 USD ($)	Mar. 21, 2022 USD ($)	Mar. 21, 2022 CNY (¥)	Jan. 19, 2022 USD ($)	Jan. 19, 2022 CNY (¥)	Dec. 24, 2021 USD ($)	Dec. 24, 2021 CNY (¥)	Jun. 28, 2021 USD ($)	Jun. 28, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 13, 2024 USD ($)	Mar. 13, 2024 CNY (¥)	Feb. 29, 2024 CNY (¥)	Feb. 21, 2024 USD ($)	Feb. 21, 2024 CNY (¥)	Feb. 05, 2024 USD ($)	Feb. 05, 2024 CNY (¥)	Jan. 30, 2024 USD ($)	Jan. 30, 2024 CNY (¥)	Jan. 05, 2024 USD ($)	Jan. 05, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 27, 2023 USD ($)	Dec. 27, 2023 CNY (¥)	Dec. 26, 2023 USD ($)	Dec. 26, 2023 CNY (¥)	Dec. 25, 2023 USD ($)	Dec. 25, 2023 CNY (¥)	Dec. 07, 2023 CNY (¥)	Nov. 20, 2023 CNY (¥)	Sep. 27, 2023 USD ($)	Sep. 27, 2023 CNY (¥)	Sep. 26, 2023 USD ($)	Sep. 26, 2023 CNY (¥)	Sep. 12, 2023 USD ($)	Sep. 12, 2023 CNY (¥)	Jun. 20, 2023 USD ($)	Jun. 20, 2023 CNY (¥)	Jun. 19, 2023 CNY (¥)	Jun. 15, 2023 USD ($)	Jun. 15, 2023 CNY (¥)	Jun. 09, 2023 CNY (¥)	Jun. 05, 2023 CNY (¥)	May 05, 2023 USD ($)	May 05, 2023 CNY (¥)	Apr. 17, 2023 USD ($)	Apr. 17, 2023 CNY (¥)	Apr. 07, 2023 USD ($)	Apr. 07, 2023 CNY (¥)	Mar. 15, 2023 CNY (¥)	Feb. 28, 2023 USD ($)	Feb. 28, 2023 CNY (¥)	Feb. 17, 2023 CNY (¥)	Feb. 07, 2023 USD ($)	Feb. 07, 2023 CNY (¥)	Feb. 03, 2023 USD ($)	Feb. 03, 2023 CNY (¥)	Jan. 17, 2023 USD ($)	Jan. 17, 2023 CNY (¥)	Jan. 11, 2023	Jan. 09, 2023 CNY (¥)	Dec. 22, 2022 USD ($)	Dec. 22, 2022 CNY (¥)	Dec. 21, 2022 CNY (¥)	Dec. 16, 2022 CNY (¥)	Dec. 15, 2022 CNY (¥)	Nov. 09, 2022 USD ($)	Nov. 09, 2022 CNY (¥)	Sep. 19, 2022 USD ($)	Sep. 19, 2022 CNY (¥)	Aug. 12, 2022 USD ($)	Aug. 12, 2022 CNY (¥)	Jun. 30, 2022	Jun. 16, 2022 USD ($)	Jun. 16, 2022 CNY (¥)	May 31, 2022	Apr. 15, 2022 CNY (¥)	Apr. 12, 2022 USD ($)	Apr. 12, 2022 CNY (¥)	Apr. 08, 2022 USD ($)	Apr. 08, 2022 CNY (¥)	Mar. 17, 2022 CNY (¥)	Mar. 08, 2022 USD ($)	Mar. 08, 2022 CNY (¥)	Mar. 04, 2022 USD ($)	Mar. 04, 2022 CNY (¥)	Feb. 28, 2022 CNY (¥)	Feb. 22, 2022 USD ($)	Feb. 22, 2022 CNY (¥)	Jan. 28, 2022 CNY (¥)	Jan. 21, 2022 CNY (¥)	Jan. 19, 2022 CNY (¥)	Jan. 14, 2022 CNY (¥)	Dec. 24, 2021 CNY (¥)	Nov. 30, 2021 USD ($)	Nov. 30, 2021 CNY (¥)	Oct. 27, 2021 USD ($)	Oct. 27, 2021 CNY (¥)	Sep. 22, 2021 USD ($)	Sep. 22, 2021 CNY (¥)	Sep. 17, 2021 USD ($)	Sep. 17, 2021 CNY (¥)	Sep. 10, 2021 USD ($)	Sep. 10, 2021 CNY (¥)	Aug. 19, 2021 USD ($)	Aug. 19, 2021 CNY (¥)	Aug. 10, 2021 USD ($)	Aug. 10, 2021 CNY (¥)	Jul. 21, 2021 USD ($)	Jul. 21, 2021 CNY (¥)	Jul. 14, 2021 USD ($)	Jul. 14, 2021 CNY (¥)	Jun. 28, 2021 CNY (¥)	Jun. 03, 2021 USD ($)	Jun. 03, 2021 CNY (¥)	Apr. 02, 2021 USD ($)	Apr. 02, 2021 CNY (¥)	Mar. 26, 2021 USD ($)	Mar. 26, 2021 CNY (¥)	Mar. 10, 2021 CNY (¥)	Mar. 09, 2021 USD ($)	Mar. 09, 2021 CNY (¥)
Short-Term Bank Loans (Details) [Line Items]
Short term loan		$ 22,600																																																																																																		$ 36,130		$ 47,655													¥ 10,000,000	$ 700	¥ 5,000,000					¥ 160,000,000
Weighted average interest rate																																																																																																				3.94%		4.48%													3.94%
Short-term loan facility amount																																																																																																				$ 1,400															¥ 10,000,000
Fixed interest rate			3.90%																										2.50%				4.10%		4.10%								4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%																																														4.35%																				3.90%	3.90%	3.80%	3.80%		3.90%																5.50%	5.50%			2.50%											4.10%																																				3.90%	3.90%			3.70%	3.70%											4.35%	3.35%	3.35%			3.70%	3.70%
Land use rights for property																	$ 800	¥ 5,900,000																																																																																		1,000
Loan amount																																																																																																		$ 12,300		$ 5,800															37,000,000																																																																																											¥ 80,000,000
Maturity date																																																																																																				Sep. 10, 2022	Sep. 10, 2022
Repayment of loan									$ 1,400	¥ 10,000,000	$ 3,600	¥ 25,000,000	$ 1,600	¥ 11,000,000	$ 2,800	¥ 19,000,000			$ 100	¥ 1,000,000	$ 2,300	¥ 16,000,000	$ 100	¥ 1,000,000	$ 2,900	¥ 20,000,000	$ 1,900	¥ 13,000,000			$ 10,800	¥ 75,000,000											$ 3,140	¥ 20,000,000	$ 2,820	¥ 18,000,000			$ 5,800	¥ 37,000,000			$ 3,000	¥ 20,000,000			$ 4,600	¥ 30,000,000	$ 2,600	¥ 17,000,000
Additional loan																																											$ 2,900	¥ 20,000,000			$ 2,600	¥ 18,000,000			$ 5,300	¥ 37,000,000			$ 4,300	¥ 30,000,000																															$ 2,900	¥ 20,000,000	$ 2,400	¥ 17,000,000
Note payable amount																															$ 8,500																																																																																																																			¥ 60,000,000
Real estate amount																													$ 8,100																																																																					9,800
Financing exposure balance																																																																																																		$ 61,300	¥ 400,000,000
Annual revenue percentage																																																																																																		25.00%	25.00%
Securities available for sale																																																																																																		$ 7,700																																																																																																												¥ 50,000,000
Drew down loan amounts											$ 1,800				$ 2,800																																																																																																							$ 1,400	¥ 10,000,000					$ 1,400	¥ 10,000,000			$ 1,400	¥ 10,000,000	$ 4,200	¥ 30,000,000				¥ 20,000,000		$ 2,400	¥ 17,000,000	$ 2,800	¥ 20,000,000	$ 1,800	¥ 13,000,000																			¥ 9,900,000	$ 3,600																												$ 2,800	¥ 20,000,000									$ 4,600	¥ 30,000,000	$ 3,100	¥ 20,000,000	$ 2,600	¥ 17,000,000		$ 900	¥ 6,000,000			$ 800	¥ 6,000,000
Amount obtained under credit line																																																																																												$ 1,900	¥ 13,000,000							$ 1,400	¥ 9,900,000
Interest rate of loan											4.00%																																																																																																																	4.00%	4.00%			3.70%	3.70%			4.00%	4.00%	4.00%																										4.20%	4.20%
Short-term loan facility																													11,300	¥ 80,000,000
Financial exposure balance																													$ 56,500																																																																																																																		¥ 400,000,000
Annual revenue percentage																													25.00%																																																																									10.00%	27.80%																																								25.00%
Loan amount outstanding			$ 1,400	¥ 9,900,000																																																																																																1,400	¥ 10,000,000
Repayment to the bank							$ 800	¥ 6,000,000																																																							$ 1,400	¥ 10,000,000	$ 700	¥ 5,000,000	$ 1,400	¥ 10,000,000
Loan drawn																																																																																																																								$ 1,400	¥ 10,000,000											¥ 13,000,000																							$ 1,400	¥ 10,000,000
Short-term loan received																																																																																																				46,391		$ 61,269	$ 62,645
Loan amount outstanding		$ 6,100			$ 1,400	¥ 10,000,000
Long-term loan credit line																																																																																																				10															100,000
Notes Payable																																																																																																								$ 10,600	¥ 75,000,000																																							$ 8,500	¥ 60,000,000
Long-term bebt		10 years																																																																																																																								10 years
Aggregate credit line																																																																																																				34,000															240,900,000
Minimum [Member]
Short-Term Bank Loans (Details) [Line Items]
Interest rate of loan																																																																																																																																																																									4.00%
Current ratio																													0.85																																																																																																																		0.85
Maximum [Member]
Short-Term Bank Loans (Details) [Line Items]
Interest rate of loan																																																																																																																																																																						2.50%
Bank of China Fuzhou Jin’an Branch [Member]
Short-Term Bank Loans (Details) [Line Items]
Short-term loan facility amount																																																																																																				11,300															80,000,000
Repayment of loan											$ 2,800	19,000,000
China Merchant Bank Fuzhou Branch [Member]
Short-Term Bank Loans (Details) [Line Items]
Short term loan																	10,600																																														1,500		$ 800		$ 2,300																													$ 9,200																																								¥ 75,000,000																																							¥ 10,000,000					¥ 5,000,000			¥ 15,000,000				¥ 60,000,000
Short-term loan facility amount																																																																																																				10,600															75,000,000
Repayment of loan																																							$ 2,200	¥ 15,000,000	$ 2,400	¥ 17,000,000																											$ 2,300	¥ 15,000,000	$ 2,300	¥ 15,000,000
Drew down loan amounts											$ 2,100																																																										$ 2,200		$ 2,400																																																													¥ 15,000,000																												$ 1,400																										¥ 17,000,000
Interest rate of loan											3.70%																												4.30%		4.30%																												4.50%		4.50%																																																													3.70%																										4.30%	4.30%			4.30%	4.30%								4.50%	4.50%				4.50%	4.50%				4.50%	4.50%		4.50%		4.50%
Loan amount outstanding																																																																											$ 1,600	¥ 10,000,000	$ 3,100	¥ 20,000,000			$ 4,600	¥ 30,000,000														9,300	¥ 60,000,000
Repayment to the bank																																																					$ 5,300	¥ 37,000,000
Xiamen International Bank Co., Ltd. Fuzhou Branch [Member]
Short-Term Bank Loans (Details) [Line Items]
Short term loan																																																																																																																														$ 1,400	¥ 10,000,000																																														$ 3,100	¥ 20,000,000
Short-term loan facility amount																																																																																																				2,800															20,000,000
Fixed interest rate																																																																					3.80%																																																																																																					5.50%														3.80%														5.60%	5.60%
Drew down loan amounts																																																																					$ 900																																																																																																																			¥ 6,000,000														$ 4,300	¥ 30,000,000
Short-term loan facility																																																																															$ 4,300	¥ 30,000,000
Loan drawn | ¥																																																																																																																																																																										¥ 20,000,000
Industrial Bank Fuzhou Huqian Sub Branch [Member]
Short-Term Bank Loans (Details) [Line Items]
Short term loan																																																																																																																																																																																																																						$ 1,500	¥ 10,000,000
Fixed interest rate																																																																																																																																																																				5.60%	5.60%
Drew down loan amounts																																																																																																																																																																				$ 4,300	¥ 30,000,000
Haixia Bank of Fujian Fuzhou Jin’an Branch [Member]
Short-Term Bank Loans (Details) [Line Items]
Short term loan																																																																																																				1,400								¥ 10,000,000																																																											$ 1,400	¥ 10,000,000																																									$ 1,500	¥ 10,000,000
Fixed interest rate																																																																																																											3.70%	3.70%																																																											5.00%	5.00%																																									5.50%	5.50%
Repayment of loan							$ 1,400	¥ 10,000,000																																																																	$ 750	¥ 5,000,000
Fujian Fuzhou Rural Commercial Bank Co., Ltd. Yuefeng Branch [Member]
Short-Term Bank Loans (Details) [Line Items]
Short term loan																																																																																																																																																																																												$ 1,500	¥ 10,000,000
Fujian Fuzhou Rural Commercial Bank Co., Ltd. Yuefeng Branch [Member] | Minimum [Member]
Short-Term Bank Loans (Details) [Line Items]
Fixed interest rate																																																																																																																																																																																												5.50%	5.50%
Shanghai Pudong Development Bank Co., Ltd. Fuzhou Branch [Member]
Short-Term Bank Loans (Details) [Line Items]
Short term loan																																																																																																																																																																																																		$ 1,500	¥ 10,000,000
Fixed interest rate																																																																																																																																																																																																		4.65%	4.65%
Bank of China Ningde Branch [Member]
Short-Term Bank Loans (Details) [Line Items]
Aggregate credit line																																																																																																				56,600															401,000,000
Short-Term Loan [Member]
Short-Term Bank Loans (Details) [Line Items]
Short term loan																																																																																																11,600																																																																																											¥ 75,000,000
Short-Term Loan [Member] | Xiamen International Bank Co., Ltd. Fuzhou Branch [Member]
Short-Term Bank Loans (Details) [Line Items]
Short-term loan facility amount																																																																																																				4,200															30,000,000
4.50%[Member] | China Merchant Bank Fuzhou Branch [Member]
Short-Term Bank Loans (Details) [Line Items]
Drew down loan amounts																																																																																																																																																																											$ 1,400	¥ 10,000,000				$ 700	¥ 5,000,000				$ 1,400	¥ 10,000,000		¥ 15,000,000
4.30%[Member] | China Merchant Bank Fuzhou Branch [Member]
Short-Term Bank Loans (Details) [Line Items]
Drew down loan amounts																																							$ 3,000		$ 2,300																																																																																												$ 5,200	¥ 37,000,000																								¥ 21,000,000	¥ 16,000,000				¥ 25,000,000
Interest rate of loan																																																																																																																																																									4.05%
Xiamen International Bank Co., Ltd. Fuzhou Branch [Member]
Short-Term Bank Loans (Details) [Line Items]
Additional loan																																																																																											$ 2,900
Yongxu, LIU [Member] | China Merchant Bank Fuzhou Branch [Member]
Short-Term Bank Loans (Details) [Line Items]
Land use rights for property																																																																																																900
Real estate amount | ¥																																																																																																																																								¥ 12,100,000
Subsequent Event [Member]
Short-Term Bank Loans (Details) [Line Items]
Land use rights for property	$ 1,000
Real estate amount	8,000
Drew down loan amounts																																																																																																													$ 500	¥ 3,400,000			$ 900	¥ 6,400,000
Long-term loan credit line	1,500																																																																																																									¥ 10,000,000
Long term debt Principal amount	$ 17,600																																																																																																									¥ 125,000,000
Notes Payable																																																																																																															$ 8,500	¥ 60,000,000
Industrial Bank Co., Ltd. Fuzhou Branch [Member]
Short-Term Bank Loans (Details) [Line Items]
Short term loan																																																																																					$ 1,500																																																																																													$ 1,400	¥ 10,000,000																																		¥ 10,000,000
Fixed interest rate																																																																																					4.35%																																																																																													4.35%	4.35%																																		4.35%
Drew down loan amounts			$ 1,400																																																																																																																								¥ 9,900,000
Short-term loan received																																																													$ 100	¥ 1,000,000	$ 1,300	¥ 9,000,000																			$ 200	¥ 1,000,000	$ 1,400	¥ 9,000,000
Fuzhou Tongpan Branch of China Everbright Bank Co., Ltd [Member]
Short-Term Bank Loans (Details) [Line Items]
Short term loan																																	$ 800		$ 800																																																																																																																							¥ 6,000,000
Loan proceeds																																			$ 800	¥ 6,000,000
Forecast [Member] | Haixia Bank of Fujian Fuzhou Jin’an Branch [Member]
Short-Term Bank Loans (Details) [Line Items]
Short term loan																																																																																																											$ 1,400
Real Estate [Member} | China Merchant Bank Fuzhou Branch [Member]
Short-Term Bank Loans (Details) [Line Items]
Real estate amount																	$ 1,700																																																																															$ 1,800
China Minsheng Bank Fuzhou Branch [Member]
Short-Term Bank Loans (Details) [Line Items]
Short term loan																																																																																																				8,400
Short-term loan facility amount																																																																																																																																																																																																$ 5,960	¥ 38,000,000			$ 5,800	¥ 37,000,000
Fixed interest rate																																																																																																																																																																																																4.35%	4.35%			4.35%	4.35%
Loan amount																																																																																																				$ 5,960															¥ 38,000,000
Maturity date																																																																																																				Sep. 22, 2022	Sep. 22, 2022
Fujian shengfeng logistics co., ltd.[Member] | China Merchant Bank Fuzhou Branch [Member]
Short-Term Bank Loans (Details) [Line Items]
Drew down loan amounts																																																																							$ 1,500																																																																																																																			¥ 10,000,000
Interest rate of loan																																																																							4.50%																																																																																																																			4.50%
Repayment to the bank																																					$ 1,500	¥ 10,000,000
Fuqing Shengfeng Logistics Co., Ltd. [Member]
Short-Term Bank Loans (Details) [Line Items]
Short term loan																																																																																																																																																					$ 800	¥ 6,000,000
Fixed interest rate																																																																																																																																																			3.70%	3.70%
Repayment of loan											$ 400	¥ 3,000,000
Drew down loan amounts																																																																																																																																																			$ 800	¥ 6,000,000																																						¥ 3,000,000
Interest rate of loan																																																																							4.50%																																																																																																																			4.50%
Repayment to the bank																																					500
Fuqing Shengfeng Logistics Co., Ltd. [Member] | China Merchant Bank Fuzhou Branch [Member]
Short-Term Bank Loans (Details) [Line Items]
Drew down loan amounts																																					$ 400																																		$ 500																																																																																						¥ 3,000,000
Interest rate of loan																																					4.30%																																																																																																																								4.30%
Repayment to the bank | ¥																																						¥ 3,000,000
China Everbright Bank Co., Ltd Fuzhou Tongpan Branch [Member]
Short-Term Bank Loans (Details) [Line Items]
Short term loan																																																																																														$ 900																																																																																											¥ 6,000,000
Fixed interest rate																																																																																														4.60%																																																																																											4.60%
Interest rate of loan																																																																																																																				4.00%	4.00%
Loan amount outstanding																																																																																																				$ 800	¥ 6,000,000
Repayment to the bank																																	$ 900	¥ 6,000,000
Loan proceeds																																																																																														$ 900	¥ 6,000,000
Guangxi Beibu Gulf Bank Nanning Branch [Member]
Short-Term Bank Loans (Details) [Line Items]
Short term loan																																																																																																																																																							$ 700	¥ 5,000,000
Fixed interest rate																																																																																																																																																							4.16%	4.16%
Short term loan receivable																																																																																																				700	¥ 5,300,000
Short-term bank loans interest expense																																																																																																				$ 1,400		$ 2,100	$ 2,300
China Merchant Bank Fuzhou Branch [Member]
Short-Term Bank Loans (Details) [Line Items]
Short term loan																																																																																																																								$ 1,400	¥ 10,000,000